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Cheryl Shelton
Paralegal
(860) 580-2844
Fax: (860) 580-4844
Cheryl.Shelton@us.ing.com

December 23, 2009

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: ING MAP Plus NPSM
File Nos.: 333-109860 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and the Statement of Additional Information contained in Post-
Effective Amendment No. 13 to the Registration Statement on Form N-4 (“Amendment No. 13”) for
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in
Amendment No. 13 which was declared effective on December 18, 2009. The text of Amendment No. 13 was filed electronically on December 18, 2009.

If you have any questions regarding this submission, please call Michael Pignatella at (860) 580-2831 or the undersigned at (860) 580-2844.

Sincerely,

/s/ Cheryl Shelton

Cheryl Shelton

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774